UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Broadmark Asset Management, LLC
Address:  12 East 52nd Street
          3rd Floor
          New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown               New York, NY               October 22, 2010
------------------------  ------------------------    --------------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:    $507,240
                                           (thousands)

List of Other Included Managers:

No.       Form 13F File Number              Name


1.        028-12088                         Forward Management, LLC


                                          FORM 13F INFORMATION TABLE
                                        Broadmark Asset Management LLC
                                              September 30, 2010



COLUMN 1                  COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED    NONE
--------------            ---------------   ------      ---------  -------- ---- ----- ----------- ---------   ----- -------   -----
ISHARES TR                MSCI EMERG MKT    464287234   196809     4396000  SH         OTHER        1          0      4396000  0
POWERSHARES QQQ TRUST     UNIT SER 1        73935A104    77526     1579900  SH         OTHER        1          0      1579900  0
SPDR S&P 500 ETF TR       TR UNIT           78462F103   232905     2040700  SH         OTHER        1          0      2040700  0




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